Deferred Taxation - Recognised and unrecognised amounts in deferred tax assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 3,395	$ 3,728
Deferred tax loss recovery period	6 years
Unrecognised deferred tax assets	$ 3,676	3,442
Realised or unrealised capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 250	105
Deferred tax loss recovery period	1 year
Unrecognised deferred tax assets	$ 777	964
Mongolia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	631	441
Unrecognised deferred tax assets	61
Mongolia [Member] | Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 432	$ 365
Deferred tax loss recovery period	8 years